Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2024. There have been no material changes to these policies in the six-month period ended June 30, 2025, except for as discussed below:

Discontinued Operations

The Company classifies as discontinued operations, a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results (Note 3).